Equity-Accounted Joint Ventures - MALT Joint Venture - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) vessel lease	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Asset Impairment Charges	$ 44.0
Number of vessels | lease	9
Malt Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | lease	2
Malt Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	52.00%
Principal amount outstanding on secured loan facilities and finance leases	$ 108.6	$ 123.1
Carrying value of guarantee liability	0.1	0.1
Asset Impairment Charges	86.9
Difference between carrying amount and book value	$ 78.5
Number of vessels | vessel	6
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Principal amount outstanding on secured loan facilities and finance leases	$ 216.2	228.2
Carrying value of guarantee liability	0.7	1.0
Investment in and advances to equity-accounted joint ventures (note 7)		32.3
Difference between carrying amount and book value	$ 15.3	17.4
Number of vessels | vessel	19
Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Asset Impairment Charges		30.0
Number of vessels | vessel	0
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value	$ 8.9	$ 9.4
Number of vessels | vessel	4